Segment information (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplier A
Supplier accounting for more than 5% of Group's purchases	55%	45%	63%
Supplier B
Supplier accounting for more than 5% of Group's purchases	8%	10%	7%
Supplier C
Supplier accounting for more than 5% of Group's purchases	7%	9%	5%
Supplier D
Supplier accounting for more than 5% of Group's purchases	7%	4%	5%